Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 105	¥ 1,554	¥ 643	¥ 1,807
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	7	1,535	447	1,709
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	15		51
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		¥ 19	28	58
PE Investment and Concession
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			34	39
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 83		¥ 83	¥ 1